Stock-based Compensation - Summary of Classification of RSU's Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation-RSUs	$ 3,117	$ 1,695	$ 5,908	$ 3,290
Cost of revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation-RSUs	84		155
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation-RSUs	809		1,467
Selling, general and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation-RSUs	664		1,206
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation-RSUs	$ 1,557		$ 2,828